Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000001723 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000001723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.90%
C000001723 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.70%
C000001723 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001723 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.30%
C000001723 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.50%
C000001723 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.20%
C000001723 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001723 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001723 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000001723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000001723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000001723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000001722 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000001722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.90%
C000001722 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.70%
C000001722 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001722 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.30%
C000001722 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.50%
C000001722 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.20%
C000001722 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001722 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001722 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000001722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000001722 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000001722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000001720 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000001720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.90%
C000001720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.70%
C000001720 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001720 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.30%
C000001720 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.50%
C000001720 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.20%
C000001720 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001720 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001720 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000001720 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000001720 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001720 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000001720 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%